Acquisitions - Schedule of Assets and Liabilities Acquired (Details) - Puget Sound Refinery $ in Thousands	Nov. 01, 2021 USD ($)
Assets Acquired
Properties, plants and equipment	$ 394,237
Other assets	10,400
Total assets acquired	703,984
Liabilities Assumed
Accrued and other current liabilities	12,524
Other long-term liabilities	67,128
Total liabilities assumed	79,652
Net assets acquired	624,332
Financing lease ROU assets	61,500
Current finance lease liabilities	7,900
Noncurrent finance lease liabilities	53,600
Crude Oil and Refined Products
Assets Acquired
Inventories	277,887
Materials, Supplies and Other
Assets Acquired
Inventories	$ 21,460